Restatement of Previously Issued Financial Statements (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable	$ 3,630,790			$ 1,823,232				$ 3,076,462
Total current assets	6,027,414			6,099,312				24,995,009
Total assets	10,138,422			10,261,220				28,310,844
Accumulated deficit	(75,186,360)			(72,753,236)				(61,951,125)
Total stockholders' equity (deficit)	(1,141,667)	$ (1,949,320)	$ (426,832)	1,191,861	$ 2,486,339	$ 2,792,754	$ 8,802,890	60,354	$ (7,416,859)
Total liabilities and stockholders' equity (deficit)	$ 10,138,422			$ 10,261,220				28,310,844
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable								3,076,462
Total current assets								24,995,009
Total assets								28,310,844
Accumulated deficit								(61,951,125)
Total stockholders' equity (deficit)								60,354
Total liabilities and stockholders' equity (deficit)								28,310,844
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable								843,251
Total current assets								843,251
Total assets								843,251
Accumulated deficit								843,251
Total stockholders' equity (deficit)								843,251
Total liabilities and stockholders' equity (deficit)								843,251
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable								2,233,211
Total current assets								24,151,758
Total assets								27,467,593
Accumulated deficit								(62,794,376)
Total stockholders' equity (deficit)								782,897
Total liabilities and stockholders' equity (deficit)								$ 27,467,593